UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               ------------------

Check here if Amendment [  ]: Amendment Number:
                                               --------------

       This Amendment (Check only one): |_|  is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Starwood Real Estate Securities, LLC
Address:     591 West Putnam Avenue
             Greenwich, CT 06830


Form 13F File Number:   028-12189
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven N. Gottschalk
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       203-422-7739

Signature, Place and Date of Signing:


   /s/ Steven N. Gottschalk          Greenwich, CT          February 16, 2010
------------------------------     ------------------       -----------------
         [Signature]                 [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                  ------------------------------

Form 13F Information Table Entry Total:                        24
                                                  ------------------------------

Form 13F Information Table Value Total:                     $155,203
                                                  ------------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name



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

                                                STARWOOD REAL ESTATE SECURITIES, LLC
                                                              FORM 13F
                                                  Quarter Ended December 31, 2009


                                                        VALUE     SHRS/OR     SH/  PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 CLASS TITLE     CUSIP  (x$1,000)   PRN AMT     PRN  CALL DISCRETION  MANAGERS  SOLE     SHARED   NONE
--------------------------   --------------- --------- -------- -----------   ---  ---- ----------  --------  ----     ------   ----
ANWORTH MORTGAGE ASSET CP         COM         037347101   3,086     440,850    SH          SOLE              440,850
APOLLO COML REAL EST FIN INC      COM         03762U105   3,991     221,850    SH          SOLE              221,850
BOSTON PROPERTIES INC             COM         101121101   5,738      85,550    SH          SOLE               85,550
BRANDYWINE RLTY TR           SH BEN INT NEW   105368203   3,551     311,514    SH          SOLE              311,514
BROOKDALE SR LIVING INC           COM         112463104   5,341     293,600    SH          SOLE              293,600
CAMDEN PPTY TR                SH BEN INT      133131102   5,725     135,126    SH          SOLE              135,126
COHEN & STEERS INC                COM         19247A100   8,242     360,850    SH          SOLE              360,850
DIAMONDROCK HOSPITALITY CO        COM         252784301   5,445     642,850    SH          SOLE              642,850
ENTERTAINMENT PPTYS TR      CONV PFD 9% SR E  29380T600   2,378      95,600    SH          SOLE                                 NONE
ENTERTAINMENT PPTYS TR       COM SH BEN INT   29380T105   5,329     151,100    SH          SOLE              151,100
EQUITY LIFESTYLE PPTYS INC        COM         29472R108  10,441     206,883    SH          SOLE              206,883
EXTRA SPACE STORAGE INC           COM         30225T102   5,718     495,060    SH          SOLE              495,060
FOREST CITY ENTERPRISES INC       CL A        345550107  11,362     964,488    SH          SOLE              964,488
ISHARES TR INDEX             DJ US REAL EST   464287739  19,034     414,500    SH   PUT    SOLE              414,500
JONES LANG LASALLE INC            COM         48020Q107   3,404      56,350    SH          SOLE               56,350
KIMCO REALTY CORP                 COM         49446R109   6,354     469,600    SH          SOLE              469,600
LEXINGTON REALTY TRUST            COM         529043101   7,608   1,251,322    SH          SOLE            1,251,322
MFA FINANCIAL INC                 COM         55272X102   2,808     382,050    SH          SOLE              382,050
POST PPTYS INC                    COM         737464107   8,944     456,335    SH          SOLE              456,335
RETAIL OPPORTUNITY INVTS COR      COM         76131N101   5,602     555,244    SH          SOLE              555,244
SIMON PPTY GROUP INC NEW          COM         828806109   5,816      72,887    SH          SOLE               72,887
SUNSTONE HOTEL INVS INC NEW       COM         867892101   5,402     608,300    SH          SOLE              608,300
THOMAS PPTYS GROUP INC            COM         884453101   1,923     649,531    SH          SOLE              649,531
VORNADO RLTY TR                SH BEN INT     929042109  11,961     171,021    SH          SOLE              171,021
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